Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Fair value measurements
Other assets		¥ 748,091	¥ 908,134
Recurring [Member]
Fair value measurements
Trading assets and private equity investments	[1]	13,498,000	13,909,000
Recurring [Member] | Other [Member]
Fair value measurements
Other assets	[1],[2]	592,000	647,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity investments		36,000	47,000
Recurring [Member] | Net asset value per share [Member] | Other [Member]
Fair value measurements
Other assets		¥ 2,000	¥ 2,000

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2018 and March 31, 2019, the fair values of these investments which are included in Trading assets and private equity investments were \47 billion and \36 billion, respectively. As of March 31, 2018 and March 31, 2019, the fair values of these investments which are included in Other assets - Others were \2 billion and \2 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.